Derivative Financial Instruments (Summary of Fair Value Information on Derivative Instruments Recorded on Consolidated Balance Sheet) (Details) (JPY ¥) In Billions	Mar. 31, 2011		Mar. 31, 2010
Interest Rate Contracts [Member]
Fair value of derivative assets not designated as hedges	¥ 7,420	[1],[2],[3]	¥ 6,372	[1],[2],[3]
Fair value of derivative assets designated as hedges	2	[1],[3],[4]	9	[1],[3],[4]
Fair value of derivative assets	7,422	[1],[3],[5]	6,381	[1],[3],[5]
Fair value of derivative liabilities not designated as hedges	7,330	[1],[2],[3]	6,118	[1],[2],[3]
Fair value of derivative liabilities designated as hedges		[1],[3],[4]	1	[1],[3],[4]
Fair value of derivative liabilities	7,330	[1],[3],[5]	6,119	[1],[3],[5]
Foreign Exchange Contracts [Member]
Fair value of derivative assets not designated as hedges	2,315	[1],[2],[3]	2,200	[1],[2],[3]
Fair value of derivative assets designated as hedges		[1],[3],[4]		[1],[3],[4]
Fair value of derivative assets	2,315	[1],[3],[5]	2,200	[1],[3],[5]
Fair value of derivative liabilities not designated as hedges	2,279	[1],[2],[3]	2,094	[1],[2],[3]
Fair value of derivative liabilities designated as hedges		[1],[3],[4]		[1],[3],[4]
Fair value of derivative liabilities	2,279	[1],[3],[5]	2,094	[1],[3],[5]
Equity Contracts [Member]
Fair value of derivative assets not designated as hedges	82	[1],[2],[3]	46	[1],[2],[3]
Fair value of derivative assets designated as hedges		[1],[3],[4]		[1],[3],[4]
Fair value of derivative assets	82	[1],[3],[5]	46	[1],[3],[5]
Fair value of derivative liabilities not designated as hedges	85	[1],[2],[3]	121	[1],[2],[3]
Fair value of derivative liabilities designated as hedges		[1],[3],[4]		[1],[3],[4]
Fair value of derivative liabilities	85	[1],[3],[5]	121	[1],[3],[5]
Commodity Contracts [Member]
Fair value of derivative assets not designated as hedges	171	[1],[2],[3]	172	[1],[2],[3]
Fair value of derivative assets designated as hedges		[1],[3],[4]		[1],[3],[4]
Fair value of derivative assets	171	[1],[3],[5]	172	[1],[3],[5]
Fair value of derivative liabilities not designated as hedges	137	[1],[2],[3]	118	[1],[2],[3]
Fair value of derivative liabilities designated as hedges		[1],[3],[4]		[1],[3],[4]
Fair value of derivative liabilities	137	[1],[3],[5]	118	[1],[3],[5]
Credit Derivatives [Member]
Fair value of derivative assets not designated as hedges	45	[1],[2],[3]	65	[1],[2],[3]
Fair value of derivative assets designated as hedges		[1],[3],[4]		[1],[3],[4]
Fair value of derivative assets	45	[1],[3],[5]	65	[1],[3],[5]
Fair value of derivative liabilities not designated as hedges	47	[1],[2],[3]	69	[1],[2],[3]
Fair value of derivative liabilities designated as hedges		[1],[3],[4]		[1],[3],[4]
Fair value of derivative liabilities	47	[1],[3],[5]	69	[1],[3],[5]
Other Derivatives [Member]
Fair value of derivative liabilities not designated as hedges	(117)	[1],[2],[3],[6]	(108)	[1],[2],[3],[6]
Fair value of derivative liabilities designated as hedges		[1],[3],[4],[6]		[1],[3],[4],[6]
Fair value of derivative liabilities	(117)	[1],[3],[5],[6]	(108)	[1],[3],[5],[6]
Total Derivative Assets [Member]
Fair value of derivative assets not designated as hedges	10,033	[1],[2],[3]	8,855	[1],[2],[3]
Fair value of derivative assets designated as hedges	2	[1],[3],[4]	9	[1],[3],[4]
Fair value of derivative assets	10,035	[1],[3],[5]	8,864	[1],[3],[5]
Total Derivative Liabilities [Member]
Fair value of derivative liabilities not designated as hedges	9,761	[1],[2],[3]	8,412	[1],[2],[3]
Fair value of derivative liabilities designated as hedges		[1],[3],[4]	1	[1],[3],[4]
Fair value of derivative liabilities	¥ 9,761	[1],[3],[5]	¥ 8,413	[1],[3],[5]

[1]	For more information about fair value measurement and assumptions used to measure the fair value of derivatives, see Note 29.
[2]	The derivative instruments which are not designated as a hedging instrument are held for trading and risk management purposes, and are classified in Trading account assets/liabilities except for (6).
[3]	The fair value of derivative instruments is presented on a gross basis even when derivative instruments are subject to master netting agreements. Cash collateral payable and receivables associated with derivative instruments are not added to or netted against the fair value amounts.
[4]	The MUFG Group adopts hedging strategies and applies hedge accounting to certain derivative transactions entered by UNBC. The derivative instruments which are designated as a hedging instrument are classified in Other assets or Other liabilities.
[5]	This table does not include contracts with embedded derivatives for which the fair value option has been elected.
[6]	Others include bifurcated embedded derivatives carried at fair value, which are classified in Deposits and Long-term debt.